Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Financial Information	The following is the condensed financial information of the Company on a parent company only basis.
	As of September 30,
	2023	2022
ASSETS
Cash and cash equivalents	$10,336	$17,673
Prepayments, deposits and other current assets	8,272,000	8,828,142
Investment in subsidiaries	13,340,885	13,340,885
Total assets	$21,623,211	$22,186,700

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accrued expenses and other current liabilities	55,000
Total liabilities	$55,000	$-

SHAREHOLDERS’ EQUITY
Ordinary Shares $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of September 30, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Retained earnings	(1,689,399)	(1,070,920)
Accumulated other comprehensive loss		-
Total equity of the Company’s shareholders	21,568,221	22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,623,221	$22,186,700

	For the years ended September 30,
	2023	2022	2021
Operating expenses:		-	-
General and administrative expenses	$(624,877)	$(1,070,920)	$-
Bank charges and others	(2,125)
Total operating expenses	(627,002)	(1,070,920)

Other non business income	8,523
Net loss	$(618,479)	$(1,070,920)	$-
Other comprehensive loss:			-
Foreign currency translation adjustment, net of nil tax	$(618,479)	$(1,070,920)	$-

Total comprehensive loss	$(618,479)	$(1,070,920)	$-

	For the years ended September 30,
	2023	2022	2021
Cash Flows from Operating Activities:
Net loss	$(618,479)	$(1,070,920)	$-
Changes in operating assets and liabilities:
Prepaid expenses and other	556,142
Accrued expenses and current liabilities	55,000	(556,141)	-
Net cash used in operating activities	(7,337)	(1,627,061)	-

Cash Flows from Investing Activities:
Long-term investment	-	(4,078,601)	-
Net cash used in investing activities	-	(4,078,601)	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance		12,409,022
Payments to related parties	-	(6,685,687)	-
Net cash provided by financing activities	-	5,723,335	-

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	(7,337)	17,673	-
Cash, cash equivalents and restricted cash at the beginning of year	17,673	-	-
Cash and cash equivalents and restricted cash at the end of year	$10,336	$17,673	$-